Share capital and other components of equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital And Other Components Of Equity [Abstract]
Summary of Number of Common Shares Issued

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2024	2023
Balance, beginning of year		84,441,733	86,539,559
Repurchase and cancellation of own shares		(545,305)	(2,609,900)
Stock options exercised	20	512,009	512,074
Balance, end of period		84,408,437	84,441,733

Summary of Share Capital Issued and Fully Paid

The following table summarizes the share capital issued and fully paid:

	2024	2023
Balance, beginning of year	1,107,290	1,089,229
Repurchase and cancellation of own shares	(5,929)	(28,303)
Cash consideration of stock options exercised	13,523	12,777
Ascribed value credited to share capital on stock options exercised, net of tax	2,985	4,402
Issuance of shares on settlement of RSUs and PSUs, net of tax	17,631	29,185
Balance, end of year	1,135,500	1,107,290